LOANS, FINANCING AND DEBENTURES	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
LOANS, FINANCING AND DEBENTURES
18.    LOANS, FINANCING AND DEBENTURES
18.1.Breakdown by type

		Average annual interest rate - %	Current		Non-current		Total
Type	Interest rate		December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

In foreign currency
BNDES	UMBNDES	7.5%		11,207				11,207
Bonds	Fixed	5.0%	841,625	907,059	40,122,749	43,218,286	40,964,374	44,125,345
Export credits (“export prepayments”)	SOFR/Fixed	5.8%	2,690,891	156,156	14,487,252	16,779,064	17,178,143	16,935,220
Assets financing	SOFR	3.1%	61,924	26,755	220,199	113,217	282,123	139,972
IFC - International Finance Corporation	SOFR	5.5%	731		2,871,399		2,872,130
Others			7,903	5,980			7,903	5,980
			3,603,074	1,107,157	57,701,599	60,110,567	61,304,673	61,217,724
In local currency
BNDES	TJLP	8.4%	49,348	69,495	199,988	246,004	249,336	315,499
BNDES	TLP	13.2%	57,060	41,640	3,123,727	1,775,991	3,180,787	1,817,631
BNDES	Fixed	4.0%	4,020	18,666		4,011	4,020	22,677
BNDES	SELIC	12.7%	65,013	67,115	857,419	814,320	922,432	881,435
CRA (“Agribusiness Receivables Certificates”)	CDI/IPCA	11.6%		1,829,966				1,829,966
Assets financing	CDI	12.3%	17,037		71,235		88,272
NCE (“Export credit notes”)	CDI	12.1%	3,114	76,463	100,000	1,277,616	103,114	1,354,079
NCR (“Rural producer certificates”)	CDI	10.3%	101,739	13,144	1,998,270	274,127	2,100,009	287,271
Export credits (“export prepayments”)	Fixed	8.4%	791,306	77,694		1,315,813	791,306	1,393,507
Debentures	CDI/IPCA	11.7%	66,536	33,689	8,362,207	5,421,113	8,428,743	5,454,802
			1,155,173	2,227,872	14,712,846	11,128,995	15,868,019	13,356,867
			4,758,247	3,335,029	72,414,445	71,239,562	77,172,692	74,574,591

Interest on financing			1,232,810	1,238,623			1,232,810	1,238,623
Non-current funding			3,525,437	2,096,406	72,414,445	71,239,562	75,939,882	73,335,968
			4,758,247	3,335,029	72,414,445	71,239,562	77,172,692	74,574,591
18.2.Breakdown by maturity – non-current

	2025	2026	2027	2028	2029	2030 onwards	Total

In foreign currency
Bonds	1,638,631	2,511,857	3,364,504	2,390,464	8,460,351	21,756,942	40,122,749
Export credits (“export prepayments”)	5,303,913	4,684,879	3,772,028		726,432		14,487,252
Assets financing	62,740	65,170	64,944	27,345			220,199
IFC - International Finance Corporation			188,273	887,572	1,291,013	504,541	2,871,399
	7,005,284	7,261,906	7,389,749	3,305,381	10,477,796	22,261,483	57,701,599
In local currency
BNDES – TJLP	99,525	85,538	7,117	3,604	3,604	600	199,988
BNDES – TLP	69,785	92,134	152,944	150,111	135,949	2,522,804	3,123,727
BNDES – Selic	231,793	230,625	30,406	30,405	30,406	303,784	857,419
Asset financing	17,302	17,644	17,997	18,292			71,235
NCE (“Export credit notes”)			25,000	25,000	25,000	25,000	100,000
NCR (“Rural producer certificates”)						1,998,270	1,998,270
Debentures	2,340,550	2,335,130		748,466		2,938,061	8,362,207
	2,758,955	2,761,071	233,464	975,878	194,959	7,788,519	14,712,846
	9,764,239	10,022,977	7,623,213	4,281,259	10,672,755	30,050,002	72,414,445

18.3.Roll-forward of loans, financing and debentures

	December 31, 2023	December 31, 2022

Opening balance	74,574,591	79,628,629
Fundraising, net of issuance costs	10,944,794	1,335,715
Interest accrued	4,797,094	4,007,737
Monetary and exchange rate variations, net	(4,185,675)	(3,949,020)
Payment of principal	(4,296,447)	(2,517,934)
Payment of interest	(4,728,998)	(4,019,072)
Amortization of fundraising costs	67,333	69,649
Others (fair value adjustments to business combinations)		18,887
Closing balance	77,172,692	74,574,591
18.4.Breakdown by currency

	December 31, 2023	December 31, 2022

Brazilian Reais	15,868,019	13,347,244
US Dollars	61,304,673	61,216,140
Currency basket		11,207
	77,172,692	74,574,591
18.5.Fundraising costs
The fundraising costs are amortized based on the terms of agreements and the effective interest rate.

			Balance to be amortized
Type	Cost	Amortization	December 31, 2023	December 31, 2022

Bonds	434,970	270,145	164,825	210,822
NCE	125,222	122,526	2,696	10,838
Export credits (“export prepayments”)	196,526	144,364	52,162	75,520
Debentures	123,216	20,981	102,235	9,984
BNDES	63,588	53,734	9,854	12,016
IFC - International Finance Corporation	41,943	3,032	38,911
Others	18,147	17,549	598	873
	1,003,612	632,331	371,281	320,053
18.6.Guarantees
Some loan and financing agreements have guarantees clauses, in which the financed equipment or other property, plant and equipment is offered as collateral by the Company, as disclosed in Note 15.1.
The Company does not have contracts with restrictive financial clauses (financial covenants) which must be complied with.
18.7.Relevant transactions entered into during the year
18.7.1.BNDES
On June 27, 2023, the Company raised R$500,000 from BNDES indexed to the Long-Term Rate ("TLP"), plus a fixed interest rate of 5.23% p.a., with a principal grace period of 7 (seven) years and maturity in December 2037. The funds were allocated to projects in the forestry sector.
On October 20, 2023, the Company raised the amount of R$539,000 from BNDES indexed by the Long-Term Rate (“TLP”) interest rate, plus fixed interest of 6.97% p.a., with 6 (six) years and maturity in December 2037. The resources were allocated to forestry projects.
On October 30, 2023, the Company raised the amount of R$100,000 from BNDES indexed by the Long-Term Rate (“TLP”) interest rate, plus fixed interest of 7.11% p.a., with 1 (one) year and maturity in October 2042. The resources were allocated to industrial projects.
On December 28, 2023, the Company raised the amount of R$100,000 from BNDES indexed by the Long-Term Rate (“TLP”) interest rate, plus fixed interest of 7.41% p.a., with 2 (two years and maturity in December 2043. The resources were allocated to industrial projects.
18.7.2.International Finance Corporation (“IFC”)
On December 22, 2022, the Company obtained a new credit line ("A&B Loan") to be financed by the International Finance Corporation (IFC) and a syndicate of commercial banks, in a total amount of US$600,000 (equivalent to R$2,891,520).
The financing consists of the following parts: (i) "A-loan" in the amount of US$250,000 (equivalent to R$1,204,800) with IFC's own resources, at a cost of Term SOFR + 1.80% p.a. and a total term of eight years, with a principal grace period of six years; and (ii) "B-loan," a syndicated loan in the amount of US$350,000 (equivalent to R$1,686,720) at a cost of Term SOFR + 1.60% p.a. and a total term of seven years, with a principal grace period of five years.
This credit line was fully utilized by June 30, 2023.
The credit line has sustainability performance indicators (KPIs) linked with goals for: (a) reducing greenhouse gas (GHG) emissions intensity, and (b) increasing the representation of women in leadership positions within the Company. This credit line aims to fund the Cerrado Project.
On December 14, 2023, the Company obtained an additional credit, known as “B-Loan Tranche 2”, a syndicated loan in the amount of US$195,000 (equivalent to R$953,784) at the cost of Term SOFR + 1.80% p.a. and a total term of eight years, with a grace period of six years for the principal. As of December 31, 2023, the amount had not yet been used.
18.7.3.Advance of exchange contract (“ACC”)
On May 19, 2023, the Company raised US$100,000 (equivalent to R$481,920) from BNP Paribas at a pre-fixed rate of 6.00% in US dollars, with maturity in May 2024.
On June 21, 2023, the Company raised US$35,000 (equivalent to R$168,672) from BNP Paribas at a pre-fixed rate of 6.52% in US dollars, with maturity in June 2024.
18.7.4.Debentures
On June 29, 2023, the Company issued common debentures, non-convertible into shares, unsecured, in two series, which were object of a public offer in the amount of R$1,000,000.
The debenture consists of two parts: (i) an amount of R$500,000 at a cost of IPCA + 6.0188% p.a. and a total term of seven years, with a single maturity on June 15, 2030; and (ii) an amount of R$500,000 at a cost of IPCA + 6.2477% p.a. and a total term of ten years, with a single maturity on July 15, 2033.
On September 18, 2023, the Company issued common debentures, not-convertible into shares, unsecured, in a single serie, which were subject of a public offer for distribution in the amount of R$2,000,000, with a rate corresponding to IPCA + 6.1889% p.a. with a term of 15 years, due on September 15, 2038.
18.7.5.Rural Credit Note
On August 9, 2023, the Company raised a rural credit note from Banco Safra in the amount of R$2,000,000 with a post-fixed rate of CDI + 1.25% p.a. with final maturity in August 2030.
18.7.6.Export Prepayment
On August 25, 2023, the Company raised an export prepayment with the bank JP Morgan in the amount of US$150,961 (equivalent to R$736,266), at a rate floating in Term SOFR 6M + 1.93% p.a., with final maturity in January 2029.
18.8.Significant transactions settled during the year
On June 22, 2023, the Company settled a CRA contract in the amount of R$685,239 (principal and interest), with an original maturity in June 2023 and a cost of IPCA + 5.9844% p.a.
On August 9, 2023, the Company settled, in advance, a rural credit note and two export credit notes, with Banco Safra, in the total amount of R$1,616,500 (principal and interest). The original debt maturities were in June and August 2026, and the rates were between CDI + 0.99% p.a. and CDI + 1.03% p.a.
On August 15, 2023, the Company settled a CRA contract, in the amount of R$561,502 (principal and interest), with original maturity in August 2023 and at the cost of IPCA + 5.9844% p.a.
On August 25, 2023, the Company settled, in advance, an export prepayment, with JP Morgan bank, in the total amount of US$118,653 (equivalent to R$587,333 (principal and interest)). The original maturity of the debt was in June 2024 with a pre-fixed rate in reais of 7.70% p.a.
On December 14, 2023, the Company settled a CRA contract, in the amount of R$741,228 (principal and interest), with original maturity in December 2023 and at the cost of IPCA + 6.1346% p.a.